SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2015	20,184,270	0.78	0.44	—	—
Granted	400,000	1.58	0.87	—	—
Exercised	(857,870)	0.92	0.70	—	—
Expired	(301,405)	1.36	0.92	—	—
Forfeited	(1,133,745)	1.48	1.15	—	—
Outstanding, December 31, 2015	18,291,250	0.66	0.41	2.17	14,691
Vested and expected to vest at December 31, 2015	17,766,690	0.65	0.39	2.11	14,552
Exercisable at December 31, 2015	15,930,435	0.54	0.31	1.78	14,537

Schedule of Assumptions Used to Estimate Fair Value of Share Options
	2013	2014	2015
Expected volatility range	73.73%-74.20%	74.86%-75.0%	61.0%-64.0%
Risk-free interest rate	2.0%-2.25%	2.14%-2.17%	1.46%-1.52%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5-2.5	1.5-2.8	1.5-2.8

Schedule of Total Share-Based Compensation Expenses
	2013	2014	2015
	RMB	RMB	RMB	US$
Fulfillment	1,755	2,126	1,946	300
Marketing	412	509	638	98
Technology and content	964	1,075	1,138	176
General and administrative	7,977	6,707	4,875	753